Post-employment benefits for associates - Reconciliation of net liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Definted Benefit Liability [Roll Forward]
Past service costs and settlements	$ 0	$ 0	$ (18)
Pension plans
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	(167)	(270)
Current service cost	(16)	(20)
Net interest expense	(6)	(4)
Administrative expenses	(2)	(2)
Past service costs and settlements	0	3
Remeasurements	(45)	104
Currency translation effects	(6)	4
Employer contributions	31	19
Change in limitation on recognition of fund surplus	(4)	(1)
Net defined benefit liability at end of period	(215)	(167)	(270)
Other post-employment benefit plans
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	(221)	(300)
Current service cost	(5)	(8)
Net interest expense	(11)	(8)
Administrative expenses	0	0
Past service costs and settlements	0	0
Remeasurements	10	81
Currency translation effects	0	0
Employer contributions	14	14
Change in limitation on recognition of fund surplus	0	0
Net defined benefit liability at end of period	(213)	(221)	$ (300)
Prepaid benefit cost | Pension plans
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	8
Net defined benefit liability at end of period	6	8
Prepaid benefit cost | Other post-employment benefit plans
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	0
Net defined benefit liability at end of period	0	0
Accrued benefit liability | Pension plans
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	(175)
Net defined benefit liability at end of period	(221)	(175)
Accrued benefit liability | Other post-employment benefit plans
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	(221)
Net defined benefit liability at end of period	$ (213)	$ (221)